SHORT-TERM DEBT - Summary of short-term debt (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Short-Term Debt [Abstract]
Proceeds from borrowings	¥ 25,527	$ 3,750
Debt annual interest rate	3.85%	3.85%